Commitments and Contingencies - Schedule of Future Repurchase Contingencies (Details) - Repurchase Contingencies - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Remainder of 2025	$ 3,990
2025/2026	22,256	$ 8,893
2026/2027	24,130	25,618
2027/2028	5,200	22,666
2028/2029	5,704	5,362
Thereafter	0
2029		5,852
Total	$ 61,280	$ 68,391